Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000032979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Corporate Income Fund Class A (including sales charges) ($12,629)
Average Annual Return, Percent	0.15%	(0.25%)		2.36%
C000255091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Corporate Income Fund Class S ($13,609)
C000122679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Corporate Income Fund Institutional 2 Class ($13,753)
C000122677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Corporate Income Fund Institutional 3 Class ($13,807)
C000032982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Select Corporate Income Fund Institutional Class ($13,610)
C000033005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Class A (including sales charges) ($28,017)
Average Annual Return, Percent	34.79%	8.04%		10.85%
C000033007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Class C (including sales charges) ($27,572)
Average Annual Return, Percent	41.01%	8.51%		10.67%
C000094701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Class R ($28,985)
C000255093
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Class S ($29,845)
C000122683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Institutional 2 Class ($30,820)
C000078991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Institutional 3 Class ($30,969)
C000033008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Small Cap Value Discovery Fund Institutional Class ($30,477)
C000032983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Class A (including sales charges) ($12,163)
Average Annual Return, Percent	1.32%	(0.84%)		1.98%
C000032985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Class C (including sales charges) ($11,630)
Average Annual Return, Percent	2.69%	(0.98%)		1.52%
C000032986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Class R ($12,229)
C000255092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Class S ($12,855)
C000121794
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Institutional 2 Class ($12,952)
C000122680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Institutional 3 Class ($13,007)
C000032987
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Total Return Bond Fund Institutional Class ($12,858)
C000032988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. Treasury Index Fund Class A ($10,757)
C000122681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. Treasury Index Fund Institutional 2 Class ($10,916)
C000174616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. Treasury Index Fund Institutional 3 Class ($10,903)
C000032991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia U.S. Treasury Index Fund Institutional Class ($10,919)
C000179758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Manager Directional Alternative Strategies Fund Institutional Class ($19,292)
Without Sales Load [Member] | C000032979
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	0.73%		2.86%
Without Sales Load [Member] | C000255091
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.01%		3.13%
Without Sales Load [Member] | C000122679
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.09%		3.24%
Without Sales Load [Member] | C000122677
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%	1.14%		3.28%
Without Sales Load [Member] | C000032982
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.01%		3.13%
Without Sales Load [Member] | C000033005
Average Annual Return [Line Items]
Average Annual Return, Percent	43.03%	9.32%		11.51%
Without Sales Load [Member] | C000033007
Average Annual Return [Line Items]
Average Annual Return, Percent	42.01%	8.51%		10.67%
Without Sales Load [Member] | C000094701
Average Annual Return [Line Items]
Average Annual Return, Percent	42.64%	9.05%		11.23%
Without Sales Load [Member] | C000255093
Average Annual Return [Line Items]
Average Annual Return, Percent	43.39%	9.41%		11.55%
Without Sales Load [Member] | C000122683
Average Annual Return [Line Items]
Average Annual Return, Percent	43.53%	9.70%		11.91%
Without Sales Load [Member] | C000078991
Average Annual Return [Line Items]
Average Annual Return, Percent	43.57%	9.75%		11.97%
Without Sales Load [Member] | C000033008
Average Annual Return [Line Items]
Average Annual Return, Percent	43.41%	9.60%		11.79%
Without Sales Load [Member] | C000032983
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	(0.23%)		2.28%
Without Sales Load [Member] | C000032985
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%	(0.98%)		1.52%
Without Sales Load [Member] | C000032986
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%	(0.48%)		2.03%
Without Sales Load [Member] | C000255092
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	0.02%		2.54%
Without Sales Load [Member] | C000121794
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%	0.09%		2.62%
Without Sales Load [Member] | C000122680
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	0.13%		2.66%
Without Sales Load [Member] | C000032987
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	0.02%		2.55%
Without Sales Load [Member] | C000032988
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	(0.57%)		0.73%
Without Sales Load [Member] | C000122681
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	(0.43%)		0.88%
Without Sales Load [Member] | C000174616
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	(0.44%)		0.87%
Without Sales Load [Member] | C000032991
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	(0.44%)		0.88%
Without Sales Load [Member] | C000179758
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%	10.68%	7.14%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,601)
Average Annual Return, Percent	31.01%	11.91%		14.75%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,803)
Average Annual Return, Percent	4.06%	0.18%		1.67%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,773)
Average Annual Return, Percent	31.05%	13.14%	15.58%
Columbia Threadneedle: Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constr
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)
Average Annual Return, Percent	5.80%	1.19%		3.19%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,078)
Average Annual Return, Percent	5.29%	0.63%		2.72%
Columbia Threadneedle: Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constr
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)
Average Annual Return, Percent	5.80%	1.19%		3.19%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,078)
Average Annual Return, Percent	5.29%	0.63%		2.72%
Columbia Threadneedle: Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constr
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)
Average Annual Return, Percent	5.80%	1.19%		3.19%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,078)
Average Annual Return, Percent	5.29%	0.63%		2.72%
Columbia Threadneedle: Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constr
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)
Average Annual Return, Percent	5.80%	1.19%		3.19%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,078)
Average Annual Return, Percent	5.29%	0.63%		2.72%
Columbia Threadneedle: Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constr
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index ($13,691)
Average Annual Return, Percent	5.80%	1.19%		3.19%
Columbia Threadneedle: Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index ($13,078)
Average Annual Return, Percent	5.29%	0.63%		2.72%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($26,880)
Average Annual Return, Percent	46.34%	7.33%		10.39%
Columbia Threadneedle: FTSE USBIG Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USBIG Treasury Index ($11,100)
Average Annual Return, Percent	2.55%	(0.27%)		1.05%
Columbia Threadneedle: FTSE USBIG Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USBIG Treasury Index ($11,100)
Average Annual Return, Percent	2.55%	(0.27%)		1.05%
Columbia Threadneedle: FTSE USBIG Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USBIG Treasury Index ($11,100)
Average Annual Return, Percent	2.55%	(0.27%)		1.05%
Columbia Threadneedle: FTSE USBIG Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE USBIG Treasury Index ($11,100)
Average Annual Return, Percent	2.55%	(0.27%)		1.05%
Columbia Threadneedle: HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index ($16,730)
Average Annual Return, Percent	14.07%	6.24%	5.55%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($32,262)
Average Annual Return, Percent	29.16%	11.29%	13.07%
Columbia Threadneedle: Wilshire Liquid Alternative Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Equity Hedge Index ($16,820)
Average Annual Return, Percent	15.23%	6.37%	5.61%